Distribution Date:	07/17/24	JPMBB Commercial Mortgage Securities Trust 2014-C21
Determination Date:	07/11/24
Next Distribution Date:	08/16/24
Record Date:	06/28/24	Commercial Mortgage Pass-Through Certificates
Series 2014-C21

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	15		Attention: JPMBB 2014-C21 Transaction Manager		notices@pentalphasurveillance.com
Principal Prepayment Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	19				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	21		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	22		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642EAU0	1.322000%	35,720,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642EAV8	2.891800%	25,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46642EAW6	3.435300%	59,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46642EAX4	3.492700%	325,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46642EAY2	3.774800%	357,185,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46642EAZ9	3.428200%	82,529,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46642EBC9	3.996500%	69,560,000.00	55,216,382.15	55,216,382.15	183,893.56	0.00	0.00	55,400,275.71	0.00	0.00%	24.50%
B	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	90,112,000.00	326,002.69	0.00	0.00	90,438,002.69	0.00	0.00%	17.37%
C	46642EBE5	4.614436%	45,846,000.00	45,846,000.00	5,637,439.77	176,294.54	0.00	0.00	5,813,734.31	40,208,560.23	78.05%	13.75%
D	46642EAJ5	4.614436%	74,303,000.00	74,303,000.00	0.00	285,722.05	0.00	0.00	285,722.05	74,303,000.00	37.48%	7.88%
E	46642EAL0	3.900000%	25,295,000.00	25,295,000.00	0.00	82,208.75	0.00	0.00	82,208.75	25,295,000.00	23.67%	5.87%
F*	46642EAN6	3.900000%	17,390,000.00	17,390,000.00	0.00	56,517.50	0.00	0.00	56,517.50	17,390,000.00	14.18%	4.50%
NR	46642EAQ9	3.900000%	56,912,885.00	26,886,534.78	0.00	105,679.20	0.00	921,051.83	105,679.20	25,965,482.95	0.00%	0.00%
R	46642EAS5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,264,730,886.00	335,048,916.93	150,965,821.92	1,216,318.29	0.00	921,051.83	152,182,140.21	183,162,043.18

X-A	46642EBA3	0.617936%	954,872,000.00	55,216,382.15	0.00	28,433.51	0.00	0.00	28,433.51	0.00
X-B	46642EBB1	0.273136%	90,112,000.00	90,112,000.00	0.00	20,510.72	0.00	0.00	20,510.72	0.00
X-C	46642EAE6	0.714436%	25,295,000.00	25,295,000.00	0.00	15,059.72	0.00	0.00	15,059.72	25,295,000.00
X-D	46642EAG1	0.714436%	74,302,885.00	44,276,534.78	0.00	26,360.64	0.00	0.00	26,360.64	43,355,482.95
Notional SubTotal			1,144,581,885.00	214,899,916.93	0.00	90,364.59	0.00	0.00	90,364.59	68,650,482.95

Deal Distribution Total					150,965,821.92	1,306,682.88	0.00	921,051.83	152,272,504.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642EAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642EAV8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46642EAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46642EAX4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46642EAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46642EAZ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46642EBC9	793.79502803	793.79502803	2.64366820	0.00000000	0.00000000	0.00000000	0.00000000	796.43869623	0.00000000
B	46642EBD7	1,000.00000000	1,000.00000000	3.61775002	0.00000000	0.00000000	0.00000000	0.00000000	1,003.61775002	0.00000000
C	46642EBE5	1,000.00000000	122.96470292	3.84536361	0.00000000	0.00000000	0.00000000	0.00000000	126.81006653	877.03529708
D	46642EAJ5	1,000.00000000	0.00000000	3.84536358	0.00000000	0.00000000	0.00000000	0.00000000	3.84536358	1,000.00000000
E	46642EAL0	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46642EAN6	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46642EAQ9	472.41560114	0.00000000	1.85685895	(0.32150821)	41.37926359	0.00000000	16.18353788	1.85685895	456.23206327
R	46642EAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642EBA3	57.82595170	0.00000000	0.02977730	0.00000000	0.00000000	0.00000000	0.00000000	0.02977730	0.00000000
X-B	46642EBB1	1,000.00000000	0.00000000	0.22761364	0.00000000	0.00000000	0.00000000	0.00000000	0.22761364	0.00000000
X-C	46642EAE6	1,000.00000000	0.00000000	0.59536351	0.00000000	0.00000000	0.00000000	0.00000000	0.59536351	1,000.00000000
X-D	46642EAG1	595.89253876	0.00000000	0.35477277	0.00000000	0.00000000	0.00000000	0.00000000	0.35477277	583.49662937

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/24 - 06/30/24	30	0.00	28,433.51	0.00	28,433.51	0.00	0.00	0.00	28,433.51	0.00
X-B	06/01/24 - 06/30/24	30	0.00	20,510.72	0.00	20,510.72	0.00	0.00	0.00	20,510.72	0.00
A-S	06/01/24 - 06/30/24	30	0.00	183,893.56	0.00	183,893.56	0.00	0.00	0.00	183,893.56	0.00
B	06/01/24 - 06/30/24	30	0.00	326,002.69	0.00	326,002.69	0.00	0.00	0.00	326,002.69	0.00
C	06/01/24 - 06/30/24	30	0.00	176,294.54	0.00	176,294.54	0.00	0.00	0.00	176,294.54	0.00
X-C	06/01/24 - 06/30/24	30	0.00	15,059.72	0.00	15,059.72	0.00	0.00	0.00	15,059.72	0.00
X-D	06/01/24 - 06/30/24	30	0.00	26,360.64	0.00	26,360.64	0.00	0.00	0.00	26,360.64	0.00
D	06/01/24 - 06/30/24	30	0.00	285,722.05	0.00	285,722.05	0.00	0.00	0.00	285,722.05	0.00
E	06/01/24 - 06/30/24	30	0.00	82,208.75	0.00	82,208.75	0.00	0.00	0.00	82,208.75	0.00
F	06/01/24 - 06/30/24	30	0.00	56,517.50	0.00	56,517.50	0.00	0.00	0.00	56,517.50	0.00
NR	06/01/24 - 06/30/24	30	2,373,311.23	87,381.24	0.00	87,381.24	(18,297.96)	0.00	0.00	105,679.20	2,355,013.27
Totals			2,373,311.23	1,288,384.92	0.00	1,288,384.92	(18,297.96)	0.00	0.00	1,306,682.88	2,355,013.27

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642EBC9	3.996500%	69,560,000.00	55,216,382.15	55,216,382.15	183,893.56	0.00	0.00	55,400,275.71	0.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642EBD7	4.341300%	90,112,000.00	90,112,000.00	90,112,000.00	326,002.69	0.00	0.00	90,438,002.69	0.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642EBE5	4.614436%	45,846,000.00	45,846,000.00	5,637,439.77	176,294.54	0.00	0.00	5,813,734.31	40,208,560.23
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			205,518,000.03	191,174,382.15	150,965,821.92	686,190.79	0.00	0.00	151,652,012.71	40,208,560.23

Exchangeable Certificate Details
EC	46642EBF2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	152,272,504.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,293,711.88	Master Servicing Fee	3,679.66
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	795.15
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	139.60
ARD Interest	0.00	Senior Trust Advisor Fee	502.57
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	5,326.98
Total Interest Collected	1,293,711.88

Principal		Expenses/Reimbursements
Scheduled Principal	151,841,818.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(45,055.31)	Special Servicing Fees (Monthly)	(18,297.96)
Collection of Principal after Maturity Date	45,055.31	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	45,055.31	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	921,051.83
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	151,886,873.75	Total Expenses/Reimbursements	902,753.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,306,682.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	150,965,821.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	152,272,504.80
Total Funds Collected	153,180,585.63	Total Funds Distributed	153,180,585.65

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	335,048,916.93	335,048,916.93	Beginning Certificate Balance	335,048,916.93
(-) Scheduled Principal Collections	151,841,818.44	151,841,818.44	(-) Principal Distributions	150,965,821.92
(-) Unscheduled Principal Collections	45,055.31	45,055.31	(-) Realized Losses	921,051.83
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	921,051.83
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	183,162,043.18	183,162,043.18	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	335,594,913.83	335,594,913.83	Ending Certificate Balance	183,162,043.18
Ending Actual Collateral Balance	183,573,786.31	183,573,786.31

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	921,051.83	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	921,051.83	0.00	Net WAC Rate	4.61%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	4	27,320,497.30	14.92%	(1)	4.7607	1.468494	1.35 or less	4	105,900,230.28	57.82%	(1)	4.6582	0.271220
10,000,000 to 19,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.36 to 1.45	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 24,999,999		1	22,901,205.03	12.50%	(1)	4.6660	0.210000	1.46 to 1.55	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999		2	73,950,368.60	40.37%	(2)	4.6460	0.227924	1.56 to 1.65	1	5,485,992.79	3.00%	(2)	4.9600	1.600000
	50,000,000 or greater	1	58,989,972.25	32.21%	(5)	4.4200	2.340000	1.66 to 1.80	1	6,665,979.39	3.64%	(1)	4.6050	1.660000
	Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
								2.01 to 2.25	1	6,119,868.47	3.34%	(2)	4.7850	2.160000
								2.26 to 3.00	1	58,989,972.25	32.21%	(5)	4.4200	2.340000
								3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	44,374,169.21	24.23%	(3)	4.6500	(0.340000)
							Mixed Use	1	6,665,979.39	3.64%	(1)	4.6050	1.660000
Florida	1	58,989,972.25	32.21%	(5)	4.4200	2.340000
							Multi-Family	1	5,485,992.79	3.00%	(2)	4.9600	1.600000
Illinois	1	22,901,205.03	12.50%	(1)	4.6660	0.210000
							Office	4	67,645,929.54	36.93%	(1)	4.6750	0.843043
Michigan	1	6,119,868.47	3.34%	(2)	4.7850	2.160000
							Retail	2	103,364,141.46	56.43%	(4)	4.5187	1.189477
Nebraska	1	5,485,992.79	3.00%	(2)	4.9600	1.600000
							Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951
North Dakota	1	9,048,656.65	4.94%	0	4.7380	0.780000

Texas	2	36,242,178.78	19.79%	0	4.6336	1.186679

Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.40000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	1	58,989,972.25	32.21%	(5)	4.4200	2.340000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	6	118,686,078.14	64.80%	(1)	4.6617	0.446613	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	1	5,485,992.79	3.00%	(2)	4.9600	1.600000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	8	183,162,043.18	100.00%	(3)	4.5928	1.090951
	Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951	Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	8	183,162,043.18	100.00%	(3)	4.5928	1.090951	Interest Only	1	58,989,972.25	32.21%	(5)	4.4200	2.340000
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	7	124,172,070.93	67.79%	(1)	4.6749	0.497570
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951	Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	183,162,043.18	100.00%	(3)	4.5928	1.090951			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	8	183,162,043.18	100.00%	(3)	4.5928	1.090951
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 26

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	302201002	LO	Sunnyvale	CA	Actual/360	4.640%	230,236.18	59,543,838.58	0.00	N/A	07/01/24	--	59,543,838.58	0.00	07/01/24
3	302201003	RT	Miami	FL	Actual/360	4.420%	217,445.68	45,055.31	0.00	N/A	02/06/24	--	59,035,027.56	58,989,972.25	06/06/24
6	302051011	RT	Westminster	CA	Actual/360	4.650%	172,380.88	111,219.36	0.00	N/A	04/01/24	--	44,485,388.57	44,374,169.21	07/01/24
8	302201008	LO	San Mateo	CA	Actual/360	4.640%	172,677.13	44,657,879.10	0.00	N/A	07/01/24	--	44,657,879.10	0.00	07/01/24
10	302201010	MU	Grosse Pointe Woods MI		Actual/360	4.790%	130,701.48	32,743,585.09	0.00	N/A	07/01/24	--	32,743,585.09	0.00	07/01/24
13	883100253	OF	Dallas	TX	Actual/360	4.640%	114,605.22	63,082.76	0.00	N/A	07/06/24	--	29,639,282.15	29,576,199.39	06/06/24
18	302051006	OF	Chicago	IL	Actual/360	4.666%	89,202.84	39,946.21	0.00	N/A	06/01/24	--	22,941,151.24	22,901,205.03	12/01/23
28	695100305	OF	Fargo	ND	Actual/360	4.738%	35,814.01	22,008.58	0.00	N/A	07/06/24	--	9,070,665.23	9,048,656.65	05/06/24
33	623100097	LO	Brunswick	GA	Actual/360	5.030%	29,708.69	7,087,560.51	0.00	N/A	05/06/24	--	7,087,560.51	0.00	07/06/24
34	302201034	RT	Philadelphia	PA	Actual/360	4.480%	28,126.45	7,533,871.52	0.00	N/A	07/01/24	--	7,533,871.52	0.00	07/01/24
42	623100102	MU	San Antonio	TX	Actual/360	4.605%	25,635.86	14,373.71	0.00	N/A	06/06/24	--	6,680,353.10	6,665,979.39	05/06/24
44	695100288	OF	Farmington Hills	MI	Actual/360	4.785%	24,458.43	13,906.92	0.00	05/06/24	05/06/26	--	6,133,775.39	6,119,868.47	07/06/24
51	302201051	MF	Lincoln	NE	Actual/360	4.960%	22,719.03	10,546.10	0.00	N/A	05/01/24	--	5,496,538.89	5,485,992.79	06/01/24
Totals							1,293,711.88	151,886,873.75	0.00				335,048,916.93	183,162,043.18
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	3,406,538.58	3,508,480.48	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	17,139,725.00	0.00	--	--	06/11/24	14,812,500.00	0.00	217,199.70	217,199.70	0.00	0.00
6	(1,138,682.30)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,725,713.38	2,738,867.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,894,353.88	925,696.77	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,431,086.02	0.00	--	--	--	0.00	0.00	177,070.49	177,070.49	0.00	0.00
18	1,796,367.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	921,051.83
28	651,969.86	0.00	--	--	--	0.00	0.00	57,455.23	114,952.74	0.00	0.00
33	2,114,320.38	1,623,149.42	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,057,791.00	240,610.53	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	806,896.63	0.00	--	--	--	0.00	0.00	39,961.69	79,962.49	0.00	0.00
44	1,005,141.90	252,827.26	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	555,964.62	164,718.21	01/01/24	03/31/24	--	0.00	0.00	33,242.23	33,242.23	0.00	0.00
Totals	36,447,186.66	9,454,349.67				14,812,500.00	0.00	524,929.34	622,427.65	0.00	921,051.83

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	302201003	45,055.31	Partial Liquidation (Curtailment)	0.00	0.00
Totals		45,055.31		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	45,055.31	0	0.00	4.592816%	4.421817%	(3)
06/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	214,972.44	1	103,500,000.00	4.633515%	4.486207%	0
05/17/24	0	0.00	0	0.00	1	22,977,976.06	0	0.00	0	0.00	0	0.00	0	0.00	1	34,000,000.00	4.681550%	4.541705%	1
04/17/24	0	0.00	0	0.00	1	23,017,624.91	0	0.00	0	0.00	0	0.00	0	0.00	4	19,715,193.53	4.661605%	4.587875%	2
03/15/24	0	0.00	1	23,054,143.69	0	0.00	0	0.00	0	0.00	0	0.00	1	750,000.00	4	22,972,761.18	4.669596%	4.602481%	3
02/16/24	1	23,096,479.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	2,110,194.05	4.640977%	4.615090%	0
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	56,480,955.98	4.643691%	4.625179%	1
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.636792%	4.618783%	2
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	18,499,789.41	4.636880%	4.618864%	3
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660797%	4.642729%	4
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660898%	4.642824%	5
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.660992%	4.642913%	6
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	302201003	06/06/24	0	5	217,199.70	217,199.70	0.00	58,989,972.25	02/01/24	9
13	883100253	06/06/24	0	5	177,070.49	177,070.49	0.00	29,639,282.15	04/19/24	4
18	302051006	12/01/23	6	5	0.00	0.00	0.00	23,168,741.05	02/02/24	13
28	695100305	05/06/24	1	5	57,455.23	114,952.74	0.00	9,091,395.43	05/17/24	1
42	623100102	05/06/24	1	5	39,961.69	79,962.49	0.00	6,693,818.87	03/15/24	98
51	302201051	06/01/24	0	5	33,242.23	33,242.23	0.00	5,496,538.89
Totals					524,929.34	622,427.65	0.00	133,079,748.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		177,042,175	44,374,169	132,668,006		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		6,119,868	6,119,868		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-24	183,162,043	144,546,202	15,714,636	0	22,901,205	0
Jun-24	335,048,917	196,410,458	71,211,920	44,485,389	22,941,151	0
May-24	552,592,989	418,662,116	0	51,702,897	82,227,976	0
Apr-24	604,898,473	477,930,022	0	0	126,968,451	0
Mar-24	659,733,376	577,429,232	0	23,054,144	59,250,000	0
Feb-24	784,583,651	701,487,171	23,096,479	0	60,000,000	0
Jan-24	787,731,320	787,731,320	0	0	0	0
Dec-23	845,311,462	845,311,462	0	0	0	0
Nov-23	846,483,608	846,483,608	0	0	0	0
Oct-23	904,798,566	904,798,566	0	0	0	0
Sep-23	906,093,118	906,093,118	0	0	0	0
Aug-23	907,296,780	907,296,780	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	302201003	58,989,972.25	58,989,972.25	391,000,000.00	12/01/13	16,541,488.00	2.34000	12/31/23	02/06/24	I/O
6	302051011	44,374,169.21	44,374,169.20	104,000,000.00	04/27/24	(1,794,750.30)	(0.34000)	12/31/23	04/01/24	236
13	883100253	29,576,199.39	29,639,282.15	48,300,000.00	05/27/14	2,309,285.02	1.08000	12/31/23	07/06/24	239
18	302051006	22,901,205.03	23,168,741.05	101,000,000.00	04/16/14	975,896.71	0.21000	12/31/23	06/01/24	239
28	695100305	9,048,656.65	9,091,395.43	14,800,000.00	04/27/14	542,534.86	0.78000	12/31/23	07/06/24	239
42	623100102	6,665,979.39	6,693,818.87	10,590,000.00	04/14/14	797,899.78	1.66000	12/31/23	06/06/24	239
Totals		171,556,181.92	171,957,378.95	669,690,000.00		19,372,354.07

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	302201003	RT	FL	02/01/24	9

The loan matured on 2/6/2024. Lender and Borrower have executed a forbearance for 1 year to 2/6/2025 with one 12 month option to 2/6/2026. The forbearance involves Borrower contributing additional equity to deleverage the loan. Initial

$2,000,000 loan pay down and $3,000,000 pay down upon additional 12 month option. The Loan will remain in full cash sweep during the entire forbearance period with excess cash being deposited in a 50/50 split between a newly created

Lender held Omnibus Reserveand hyper amo rtizing the entire outstanding principal balance. In addition, Guarantor and Borrower will provided cooperation covenants in which they will cooperate, in the event of a future default, with a deed-in-

lieu, stipulated foreclosure and/orreceiver. Loan will be subject to reduced default interest of 2.5% for first 12 months of forbearance. Upon exercising 12 month extension option, reduced default interest will increase to 3.5%. Collateral is 307k SF

	of a 1.09MM SF super regional mall located 12 miles northw est of downtown Miami. Non-collateral anchors include Macy's, JCPenney, Sears (vacant), and Kohl's. Loan will remain in rehab until pay off.
6	302051011	RT	CA	02/27/24	4

6/20/2024 - The loan transferred to Special Servicing on 2/27/2024 for imminent monetary default. The loan matured on 4/1/2024. The property is under contract to be sold and the Special Servicer is working with the Borrower on a short term

	forbearance in order to successfully close the sale. The Subject Property is a 771,844 square foot enclosed shopping complex located in Westminster, CA within the Los-Angeles MSA.

13	883100253	OF	TX	04/19/24	4

06/28/24: Loan was transferred to special servicing on 04/19/24 for imminent default. Loan is scheduled to mature on 07/06/24. Loan is secured by a 278,496 sf office condominium unit located in a 651,835 sf, 30-story mixed-use tower in

	Dallas, TX. The property is currently 65.15% occupied. Borrower has been unable to secure financing and has requested a loan modification/extension. Negotiations pending.

18	302051006	OF	IL	02/02/24	13

The Loan transferred to Special Servicer due to Monetary Default. The loan is cash managed and there was insufficient cash flow to make the January and February debt service payments. The Borrower has been unwilling to fund the shortfalls at this time. P er the 9/30/2023 financials, the Property is 60.38% occupied and DSCR (NOI / NCF) is 0.70x / 052x. Major tenants include Equinox (33,528 SF, LXD 12/2032), AIDS Healthcare Foundation (33,349 SF, LXD 8/2034), Civis Analytics

(29,079 SF, LXD 9/2027), BARCODE S (29,079 SF, LXD 2/2029) and Riskonnect Inc. (19,542 SF, LXD 9/2026). Borrower has executed a PNA and is expected to deliver a modification proposal to the Lender. Loan transferred to Keybank as

	successor special servicer effective 6/4/24.
28	695100305	OF	ND	05/17/24	1

06.27.24 - The subject Property is a six-story, 119,434 sf office building located in Fargo, ND. Loan was transferred to the special servicer as a result of imminent default upon maturity of 07/06/2024. Loan is current. An executed PNL has been received ; however Midland is still awaiting information from Borrower to properly consider a resolution at this time. Midland will continue to assess all strategies as additional information is obtained.

42	623100102	MU	TX	03/15/24	98

06.27.24 - loan was transferred to SS as a result of imminent monetary default. Subject Property is comprised of A 30,907 sf of retail center and a two-story, 29,072 sf office building located in the commercial area of San Antonio, TX. A Pre-

Negoti ation letter was received by the Borrower and its representative on 04.23.24 to commence discussions. Borrower is actively marketing the property to fill retail and office vacancies. Midland will continue to assess all strategies as

	additional information is obtained.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	302051011	49,139,388.35	4.65000%	49,139,388.35 4.65000%		10	06/09/20	06/01/20	08/11/20
Totals		49,139,388.35		49,139,388.35
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
1	302201001	06/17/24	103,500,000.00	146,100,000.00	104,662,868.20	1,055,833.83	104,662,868.20	103,607,034.37	0.00	0.00	0.00	0.00	0.00%
16	302201016	10/17/22	25,377,768.71	7,500,000.00	12,851,488.69	3,195,096.84	12,851,488.69	9,656,391.85	15,721,376.86	0.00	0.00	15,721,376.86	52.40%
35	302201035	11/17/17	6,893,776.59	3,000,000.00	3,130,659.38	69,160.51	3,130,659.38	3,061,498.87	3,832,277.72	0.00	0.00	3,832,277.72	42.22%
40	883100212	04/17/18	7,518,024.01	6,000,000.00	4,092,716.15	486,845.25	4,092,716.15	3,605,870.90	3,912,153.11	0.00	174,415.31	3,737,737.80	46.72%
46	623100113	07/16/21	6,003,368.13	4,550,000.00	4,091,729.46	705,609.92	4,091,729.46	3,386,119.54	2,617,248.59	0.00	191,921.54	2,425,327.05	35.14%
47	623100099	05/17/18	6,512,854.32	5,700,000.00	4,628,907.24	1,111,332.14	4,628,907.24	3,517,575.10	2,995,279.22	0.00	35,185.04	2,960,094.18	42.89%
59	695100297	09/17/21	4,268,327.94	3,700,000.00	3,187,900.01	282,920.68	3,187,900.01	2,904,979.33	1,363,348.61	0.00	15,730.14	1,347,618.47	27.78%
65	623100106	06/17/21	3,763,557.18	5,020,000.00	5,534,710.98	440,239.39	5,534,710.98	5,094,471.59	0.00	0.00	(1,918.50)	1,918.50	0.04%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			163,837,676.88	181,570,000.00	142,180,980.11	7,347,038.56	142,180,980.11	134,833,941.55	30,441,684.11	0.00	415,333.53	30,026,350.58

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
1	302201001	06/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	302201016	10/17/22	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86	0.00	0.00	15,721,376.86
35	302201035	11/17/17	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72	0.00	0.00	3,832,277.72
40	883100212	11/19/18	0.00	0.00	3,737,737.80	0.00	0.00	(174,415.31)	0.00	0.00	3,737,737.80
		04/17/18	0.00	0.00	3,912,153.11	0.00	0.00	3,912,153.11	0.00	0.00
46	623100113	02/17/23	0.00	0.00	2,425,327.05	0.00	0.00	(653.25)	0.00	0.00	2,425,327.05
		10/17/22	0.00	0.00	2,425,980.30	0.00	0.00	3,367.98	0.00	0.00
		06/17/22	0.00	0.00	2,422,612.32	0.00	0.00	(194,636.27)	0.00	0.00
		07/16/21	0.00	0.00	2,617,248.59	0.00	0.00	2,617,248.59	0.00	0.00
47	623100099	10/18/19	0.00	0.00	2,960,094.18	0.00	0.00	5.00	0.00	0.00	2,960,094.18
		06/17/19	0.00	0.00	2,960,089.18	0.00	0.00	83.48	0.00	0.00
		04/17/19	0.00	0.00	2,960,005.70	0.00	0.00	76.76	0.00	0.00
		07/17/18	0.00	0.00	2,959,928.94	0.00	0.00	(35,350.28)	0.00	0.00
		05/17/18	0.00	0.00	2,995,279.22	0.00	0.00	2,995,279.22	0.00	0.00
59	695100297	11/18/22	0.00	0.00	1,347,618.47	0.00	0.00	(15,780.11)	0.00	0.00	1,347,618.47
		12/17/21	0.00	0.00	1,363,398.58	0.00	0.00	49.97	0.00	0.00
		09/17/21	0.00	0.00	1,363,348.61	0.00	0.00	1,363,348.61	0.00	0.00
65	623100106	10/17/22	0.00	0.00	1,918.50	0.00	0.00	425.00	0.00	0.00	1,918.50
		06/25/21	0.00	0.00	0.00	0.00	0.00	1,493.50	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58	0.00	0.00	30,026,350.58

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	(37,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	9,267.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	6,174.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	477.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	1,889.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,391.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(18,297.96)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(18,297.96)

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 26 of 26